Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets
Intangible assets

14 Intangible assets

(€ million)	Exploration rights	Industrial patents and intellectual property rights	Other intangible assets with definite useful lives	Intangible assets with definite useful lives	Goodwill	Other intangible assets with indefinite useful lives	Total
2022
Net carrying amount - beginning of the year	913	155	845	1,913	2,862	24	4,799
Additions	53	28	275	356			356
Amortization	(12)	(74)	(224)	(310)			(310)
Impairments			(14)	(14)	(153)		(167)
Write-off	(13)			(13)			(13)
Changes in the scope of consolidation	(200)		391	191	482		673
Currency translation differences	54		1	55	11		66
Other changes	(2)	67	120	185	(64)		121
Net carrying amount - end of the year	793	176	1,394	2,363	3,138	24	5,525
Gross carrying amount - end of the year	1,428	1,806	3,705	6,939
Provisions for amortization and impairment	635	1,630	2,311	4,576
2021
Net carrying amount - beginning of the year	888	162	589	1,639	1,297		2,936
Additions	12	28	244	284			284
Amortization	(30)	(89)	(168)	(287)			(287)
Impairment		(2)	(14)	(16)	(22)		(38)
Reversals	21			21			21
Write-off	(35)			(35)			(35)
Changes in the scope of consolidation		11	226	237	1,574	24	1,835
Currency translation differences	57		2	59	13		72
Other changes		45	(34)	11			11
Net carrying amount - end of the year	913	155	845	1,913	2,862	24	4,799
Gross carrying amount - end of the year	1,707	1,709	4,843	8,259
Provisions for amortization and impairment	794	1,554	3,998	6,346

Exploration rights comprised the residual book value of signature bonuses and acquisition costs of exploration licenses relating to areas with proved reserves, which are amortized based on UOP criteria and are regularly reviewed for impairment. The costs of licenses with unproved reserves are also in this item and are suspended pending a final determination of the success of the exploration activity or until management confirms its commitment to the initiative. Additions for the year related to signature bonuses paid for the acquisition of new exploration acreage in Egypt, Mozambique, United Arab Emirates, Ivory Coast and Gabon.

The breakdown of exploration rights by type of asset was as follows:

(€ million)	December 31, 2022	December 31, 2021
Proved licence and leasehold property acquisition costs	104	236
Unproved licence and leasehold property acquisition costs	689	677
	793	913

Industrial patents and intellectual property rights mainly regarded the acquisition and internal development of software and rights for the use of production processes and software.

Write-offs of €13 million related to the abandonment of underlying initiatives.

Change in the scope of consolidation of assets with a finite useful life concerned: (i) for €200 million the deconsolidation of the companies Eni Angola SpA, Eni Angola Exploration BV and Eni Angola Production BV which were transferred to the joint venture Azule Energy Holdings Ltd; (ii) for €391 million the acquisitions made in relation to renewables activities of Plenitude, in particular to PLT (PLT Energia Srl and SEF Srl) (€217 million) and Energía Eólica Boreas SLU (€153 million).

Other changes relating to intangible assets with a finite useful life related for €277 million to the definitive purchase price allocation of acquisitions made in 2021 with a corresponding decrease in goodwill (further information is provided in note 27 - Other information) and for €115 million the decrease relating to the reclassification to assets held for sale of the trasportation rights of natural gas imported from Algeria following the agreement with Snam SpA relating to the sale of 49.9% of the consolidated company Eni Corridor Srl (further information is disclosed in note 25 - Assets held for sale and liabilities directly associated with assets held for sale).

Other intangible assets comprised: (i) concessions, licenses, trademarks and similar items for €692 million (€139 million at December 31, 2021), of which €615 million relating to Plenitude business line, mainly for activities related to renewable energy; (ii) customer acquisition costs relating to Plenitude business line for €358 million (€348 million at December 31, 2021); (iii) customer relationship for €101 million recognized following the acquisition of Finproject group (€109 million at December 31, 2021).

The main amortization rates used were substantially unchanged from the previous year and ranged as follows:

(%)
Exploration rights	UOP
Other concessions, licenses, trademarks and similar items	3 - 33
Industrial patents and intellectual property rights	20 - 33
Capitalized costs for customer acquisition	17 - 33
Other intangible assets	3 - 20

Cumulative impairments charges of goodwill at the end of the year amounted to €2,662 million.

The breakdown of goodwill by segment and business line is provided below:

(€ million)	December 31, 2022	December 31, 2021
Plenitude	2,927	2,446
Refining & Marketing	102	173
Exploration & Production		139
Chemical	93	93
Corporate and Other activities	16	11
	3,138	2,862

The impairment loss of goodwill for 2022 was essentially recorded in relation to the Exploration & Production segment.

Changes in the scope of consolidation of goodwill related: (i) for €412 million to the acquisition of 100% of PLT Energia Srl and SEF Srl; (ii) for €52 million to the acquisition of 100% of SKGR Energy Single Member SA (now Eni Plenitude Renewables Hellas Single Member SA); (iii) for €18 million to the acquisition of 100% of the company Energía Eólica Boreas SLU.

Information about the allocations of goodwill deriving from business combinations are provided in note 5 - Business combinations and other significant transactions.

Goodwill acquired through business combinations has been allocated to the CGUs that are expected to benefit from the synergies of the acquisition.

The Plenitude business line engaged in the retail sale of natural gas and electricity, in the electricity generation from renewable sources and in installing and managing a network of charging point for electric vehicles. Plenitude has closed several acquisitions in past reporting years and in 2022, those latter commented in note 5 – Business combinations and other significant transactions, leading to the recognition of significant amounts of goodwill in each of those activities.

Goodwill allocated to the activity of retail sale of natural gas and electricity amounted to €1,214 million and to test its recoverability has been allocated to a single CGU encompassing all European retail markets, where Plenitude is operating, considering the significant cross-market synergies and geographic integration. The impairment review performed at the balance sheet date confirmed the recoverability of the carrying amount of this CGU comprising the book value of the allocated goodwill.

The impairment review of the CGU Retail, including goodwill, was performed by comparing the carrying amount to the value in use of the CGU, which was estimated based on the cash flows of the four-year plan approved by management and on a terminal value calculated as the perpetuity of the cash flow of the last year of the plan by assuming a nominal long-term growth rate equal to zero, unchanged from the previous year. These cash flows were discounted by using the post-tax WACC of the retail business adjusted considering the country risks of operation included in a range of 4.2% - 4.3%. There are no reasonable assumptions of changes in the discount rate, growth rate, profitability or volumes that would lead to zeroing the headroom amounting to about €7 billion of the value in use of the CGU Retail with respect to its book value, including the allocated goodwill.

In the renewable business of Plenitude, the CGUs have been identified at a significant project level, in some cases grouped at company level for projects/plants characterized by relevant synergies. Cash flows included both those relating to existing assets (acquired or build internally) and those associated with the repowering process in the case of acquired assets. For the acquisitions of 2022, the impairment was assessed by updating the valuation model used for the acquisition which confirmed the recoverability of the goodwill allocated to the complex of the CGUs.

Goodwill allocated to the business of renewables amounted to €995 million and related to the business combinations made in Italy and in other European markets where operations are being developed (Spain, France, Greece) in the latest two years. To test its recoverability a single CGU has been defined to which the entire goodwill has been allocated.

The impairment test was performed based on the discounted cash flows which comprised the financial projections of the four-year industrial plan approved by management and subsequently the cash flows associated with the useful lives of the plants. Cash flows have been discounted at sector and country-specific WACC, which were comprised in a range of 5.2% - 5.8%. This test confirmed the recoverability of the book values of the complex of plants generating renewable electricity, including the allocated goodwill. The headroom of €250 million is being zeroed in case of a one percentage point increase in the WACC.

Goodwill of the E-mobility business of Plentitude of €718 million recognized in connection with the acquisition in 2021 of the entire share capital of Be Power SpA, which through the subsidiary Be Charge is the second Italian operator in the segment of charging infrastructures for electric mobility, was assessed by updating the valuation model of the operation.

The recoverability of the allocated goodwill was tested based on the discounted cash flows of the activity, which comprised the financial projections of the four-year industrial plan approved by management and subsequently the perpetuity of the final year of the plan discounted at a WACC of 10.7% and a growth rate reflecting forecasts for the adoption of EVs. This test confirmed the recoverability of the allocated goodwill and showed a headroom of about €1 billion which would go to zero under no reasonable assumption.